Fidelity Income Replacement 2016 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2016 FundSM/Fidelity Advisor Income Replacement 2016 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2016 Fund - Class A		Fidelity Income Replacement 2016 Fund - Class T		Fidelity Income Replacement 2016 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2016 Fund		Fidelity Income Replacement 2016 Fund - Class A	Fidelity Income Replacement 2016 Fund - Class T	Fidelity Income Replacement 2016 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.48%	0.48%	0.48%
Total annual operating expenses	[1]	0.73%	0.98%	1.48%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2016 Fund (USD $)	Fidelity Income Replacement 2016 Fund - Class A	Fidelity Income Replacement 2016 Fund - Class T	Fidelity Income Replacement 2016 Fund - Class C
1 year	645	446	251
3 years	795	651	468
5 years	958	873	808
10 years	1,429	1,509	1,768

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2016 Fund (USD $)	Fidelity Income Replacement 2016 Fund - Class A	Fidelity Income Replacement 2016 Fund - Class T	Fidelity Income Replacement 2016 Fund - Class C
1 year	645	446	151
3 years	795	651	468
5 years	958	873	808
10 years	1,429	1,509	1,768

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	21.7%
International Equity Fund	1.3%

Bond Funds
Investment-Grade Bond Funds	41.8%
High Yield Bond Funds	0.0%

Short-Term Funds
Short-Term Funds	35.2%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	9.42%	June 30, 2009
Lowest Quarter Return	-9.90%	December 31, 2008
Year-to-Date Return	2.64%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2016 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2016 Fund - Class A	2.21%	0.48%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2016 Fund - Class T	4.39%	0.94%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2016 Fund - Class C	6.63%	1.52%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2016 Fund - Class A	1.49%	(0.47%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2016 Fund - Class A	1.48%	(0.13%)	[1]	Aug. 30, 2007
Barclays Capital® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2018 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2018 FundSM/Fidelity Advisor Income Replacement 2018 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2018 Fund - Class A		Fidelity Income Replacement 2018 Fund - Class T		Fidelity Income Replacement 2018 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2018 Fund		Fidelity Income Replacement 2018 Fund - Class A	Fidelity Income Replacement 2018 Fund - Class T	Fidelity Income Replacement 2018 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.52%	0.52%	0.52%
Total annual operating expenses	[1]	0.77%	1.02%	1.52%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2018 Fund (USD $)	Fidelity Income Replacement 2018 Fund - Class A	Fidelity Income Replacement 2018 Fund - Class T	Fidelity Income Replacement 2018 Fund - Class C
1 year	649	450	255
3 years	807	663	480
5 years	978	894	829
10 years	1,474	1,554	1,813

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2018 Fund (USD $)	Fidelity Income Replacement 2018 Fund - Class A	Fidelity Income Replacement 2018 Fund - Class T	Fidelity Income Replacement 2018 Fund - Class C
1 year	649	450	155
3 years	807	663	480
5 years	978	894	829
10 years	1,474	1,554	1,813

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	28.4%
International Equity Fund	2.7%

Bond Funds
Investment-Grade Bond Funds	39.5%
High Yield Bond Funds	1.3%

Short-Term Funds
Short-Term Funds	28.1%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	10.57%	June 30, 2009
Lowest Quarter Return	-11.16%	December 31, 2008
Year-to-Date Return	2.97%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2018 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2018 Fund - Class A	3.28%	0.53%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2018 Fund - Class T	5.47%	0.99%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2018 Fund - Class C	7.76%	1.57%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2018 Fund - Class A	2.58%	(0.43%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2018 Fund - Class A	2.20%	(0.09%)	[1]	Aug. 30, 2007
Barclays Capital® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2020 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2020 FundSM/Fidelity Advisor Income Replacement 2020 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2020 Fund	Fidelity Income Replacement 2020 Fund - Class A		Fidelity Income Replacement 2020 Fund - Class T		Fidelity Income Replacement 2020 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2020 Fund		Fidelity Income Replacement 2020 Fund - Class A	Fidelity Income Replacement 2020 Fund - Class T	Fidelity Income Replacement 2020 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.54%	0.54%	0.54%
Total annual operating expenses	[1]	0.79%	1.04%	1.54%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2020 Fund (USD $)	Fidelity Income Replacement 2020 Fund - Class A	Fidelity Income Replacement 2020 Fund - Class T	Fidelity Income Replacement 2020 Fund - Class C
1 year	651	452	257
3 years	813	669	486
5 years	989	904	839
10 years	1,497	1,577	1,834

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2020 Fund (USD $)	Fidelity Income Replacement 2020 Fund - Class A	Fidelity Income Replacement 2020 Fund - Class T	Fidelity Income Replacement 2020 Fund - Class C
1 year	651	452	157
3 years	813	669	486
5 years	989	904	839
10 years	1,497	1,577	1,834

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	33.8%
International Equity Fund	3.7%

Bond Funds
Investment-Grade Bond Funds	36.5%
High Yield Bond Funds	2.7%

Short-Term Funds
Short-Term Funds	23.3%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.46%	June 30, 2009
Lowest Quarter Return	-12.17%	December 31, 2008
Year-to-Date Return	3.21%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2020 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2020 Fund - Class A	4.05%	0.43%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2020 Fund - Class T	6.28%	0.89%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2020 Fund - Class C	8.58%	1.46%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2020 Fund - Class A	3.38%	(0.45%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2020 Fund - Class A	2.71%	(0.12%)	[1]	Aug. 30, 2007
Barclays Capital® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2022 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2022 FundSM/Fidelity Advisor Income Replacement 2022 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2022 Fund - Class A		Fidelity Income Replacement 2022 Fund - Class T		Fidelity Income Replacement 2022 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2022 Fund		Fidelity Income Replacement 2022 Fund - Class A	Fidelity Income Replacement 2022 Fund - Class T	Fidelity Income Replacement 2022 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.56%	0.56%	0.56%
Total annual operating expenses	[1]	0.81%	1.06%	1.56%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2022 Fund (USD $)	Fidelity Income Replacement 2022 Fund - Class A	Fidelity Income Replacement 2022 Fund - Class T	Fidelity Income Replacement 2022 Fund - Class C
1 year	653	454	259
3 years	819	675	493
5 years	999	914	850
10 years	1,519	1,599	1,856

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2022 Fund (USD $)	Fidelity Income Replacement 2022 Fund - Class A	Fidelity Income Replacement 2022 Fund - Class T	Fidelity Income Replacement 2022 Fund - Class C
1 year	653	454	159
3 years	819	675	493
5 years	999	914	850
10 years	1,519	1,599	1,856

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	37.9%
International Equity Fund	4.6%

Bond Funds
Investment-Grade Bond Funds	34.2%
High Yield Bond Funds	3.5%

Short-Term Funds
Short-Term Funds	19.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.04%	June 30, 2009
Lowest Quarter Return	-12.82%	December 31, 2008
Year-to-Date Return	3.38%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2022 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2022 Fund - Class A	4.60%	0.43%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2022 Fund - Class T	6.83%	0.89%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2022 Fund - Class C	9.15%	1.47%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2022 Fund - Class A	3.95%	(0.48%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2022 Fund - Class A	3.09%	(0.13%)	[1]	Aug. 30, 2007
Barclays Capital® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.40%	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2024 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2024 FundSM/Fidelity Advisor Income Replacement 2024 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2024 Fund	Fidelity Income Replacement 2024 Fund - Class A		Fidelity Income Replacement 2024 Fund - Class T		Fidelity Income Replacement 2024 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2024 Fund		Fidelity Income Replacement 2024 Fund - Class A	Fidelity Income Replacement 2024 Fund - Class T	Fidelity Income Replacement 2024 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.58%	0.58%	0.58%
Total annual operating expenses	[1]	0.83%	1.08%	1.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2024 Fund (USD $)	Fidelity Income Replacement 2024 Fund - Class A	Fidelity Income Replacement 2024 Fund - Class T	Fidelity Income Replacement 2024 Fund - Class C
1 year	655	456	261
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2024 Fund (USD $)	Fidelity Income Replacement 2024 Fund - Class A	Fidelity Income Replacement 2024 Fund - Class T	Fidelity Income Replacement 2024 Fund - Class C
1 year	655	456	161
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	40.5%
International Equity Fund	5.5%

Bond Funds
Investment-Grade Bond Funds	32.6%
High Yield Bond Funds	4.0%

Short-Term Funds
Short-Term Funds	17.4%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.49%	June 30, 2009
Lowest Quarter Return	-13.35%	December 31, 2008
Year-to-Date Return	3.48%	June 30, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2024 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2024 Fund - Class A	4.96%	0.40%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2024 Fund - Class T	7.19%	0.86%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2024 Fund - Class C	9.52%	1.42%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2024 Fund - Class A	4.31%	(0.49%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2024 Fund - Class A	3.33%	(0.15%)	[1]	Aug. 30, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2026 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2026 FundSM/Fidelity Advisor Income Replacement 2026 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2026 Fund	Fidelity Income Replacement 2026 Fund - Class A		Fidelity Income Replacement 2026 Fund - Class T		Fidelity Income Replacement 2026 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2026 Fund		Fidelity Income Replacement 2026 Fund - Class A	Fidelity Income Replacement 2026 Fund - Class T	Fidelity Income Replacement 2026 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.58%	0.58%	0.58%
Total annual operating expenses	[1]	0.83%	1.08%	1.58%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2026 Fund (USD $)	Fidelity Income Replacement 2026 Fund - Class A	Fidelity Income Replacement 2026 Fund - Class T	Fidelity Income Replacement 2026 Fund - Class C
1 year	655	456	261
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2026 Fund (USD $)	Fidelity Income Replacement 2026 Fund - Class A	Fidelity Income Replacement 2026 Fund - Class T	Fidelity Income Replacement 2026 Fund - Class C
1 year	655	456	161
3 years	825	681	499
5 years	1,009	925	860
10 years	1,541	1,621	1,878

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	42.2%
International Equity Fund	6.3%

Bond Funds
Investment-Grade Bond Funds	31.0%
High Yield Bond Funds	4.4%

Short-Term Funds
Short-Term Funds	16.1%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.89%	June 30, 2009
Lowest Quarter Return	-13.76%	December 31, 2008
Year-to-Date Return	3.56%	June 30, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2026 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2026 Fund - Class A	5.23%	0.26%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2026 Fund - Class T	7.48%	0.72%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2026 Fund - Class C	9.82%	1.29%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2026 Fund - Class A	4.62%	(0.61%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2026 Fund - Class A	3.51%	(0.23%)	[1]	Aug. 30, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2028 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2028 FundSM/Fidelity Advisor Income Replacement 2028 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2028 Fund - Class A		Fidelity Income Replacement 2028 Fund - Class T		Fidelity Income Replacement 2028 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2028 Fund		Fidelity Income Replacement 2028 Fund - Class A	Fidelity Income Replacement 2028 Fund - Class T	Fidelity Income Replacement 2028 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.60%	0.60%	0.60%
Total annual operating expenses	[1]	0.85%	1.10%	1.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2028 Fund (USD $)	Fidelity Income Replacement 2028 Fund - Class A	Fidelity Income Replacement 2028 Fund - Class T	Fidelity Income Replacement 2028 Fund - Class C
1 year	657	458	263
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2028 Fund (USD $)	Fidelity Income Replacement 2028 Fund - Class A	Fidelity Income Replacement 2028 Fund - Class T	Fidelity Income Replacement 2028 Fund - Class C
1 year	657	458	163
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	43.7%
International Equity Fund	7.0%

Bond Funds
Investment-Grade Bond Funds	30.0%
High Yield Bond Funds	4.7%

Short-Term Funds
Short-Term Funds	14.6%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.21%	June 30, 2009
Lowest Quarter Return	-14.10%	December 31, 2008
Year-to-Date Return	3.60%	June 30, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2028 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2028 Fund - Class A	5.46%	0.21%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2028 Fund - Class T	7.69%	0.66%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2028 Fund - Class C	10.02%	1.23%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2028 Fund - Class A	4.82%	(0.60%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2028 Fund - Class A	3.66%	(0.26%)	[1]	Aug. 30, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2030 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2030 FundSM/Fidelity Advisor Income Replacement 2030 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2030 Fund - Class A		Fidelity Income Replacement 2030 Fund - Class T		Fidelity Income Replacement 2030 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2030 Fund		Fidelity Income Replacement 2030 Fund - Class A	Fidelity Income Replacement 2030 Fund - Class T	Fidelity Income Replacement 2030 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.60%	0.60%	0.60%
Total annual operating expenses	[1]	0.85%	1.10%	1.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2030 Fund (USD $)	Fidelity Income Replacement 2030 Fund - Class A	Fidelity Income Replacement 2030 Fund - Class T	Fidelity Income Replacement 2030 Fund - Class C
1 year	657	458	263
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2030 Fund (USD $)	Fidelity Income Replacement 2030 Fund - Class A	Fidelity Income Replacement 2030 Fund - Class T	Fidelity Income Replacement 2030 Fund - Class C
1 year	657	458	163
3 years	831	687	505
5 years	1,019	935	871
10 years	1,564	1,643	1,900

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	44.6%
International Equity Fund	7.8%

Bond Funds
Investment-Grade Bond Funds	29.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	13.6%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder’s retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.51%	June 30, 2009
Lowest Quarter Return	-14.40%	December 31, 2008
Year-to-Date Return	3.67%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2030 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2030 Fund - Class A	5.64%	0.15%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2030 Fund - Class T	7.89%	0.61%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2030 Fund - Class C	10.26%	1.19%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2030 Fund - Class A	5.07%	(0.65%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2030 Fund - Class A	3.79%	(0.28%)	[1]	Aug. 30, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2032 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2032 FundSM/Fidelity Advisor Income Replacement 2032 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2032 Fund	Fidelity Income Replacement 2032 Fund - Class A		Fidelity Income Replacement 2032 Fund - Class T		Fidelity Income Replacement 2032 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2032 Fund		Fidelity Income Replacement 2032 Fund - Class A	Fidelity Income Replacement 2032 Fund - Class T	Fidelity Income Replacement 2032 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.61%	0.61%	0.61%
Total annual operating expenses	[1]	0.86%	1.11%	1.61%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2032 Fund (USD $)	Fidelity Income Replacement 2032 Fund - Class A	Fidelity Income Replacement 2032 Fund - Class T	Fidelity Income Replacement 2032 Fund - Class C
1 year	658	459	264
3 years	834	691	508
5 years	1,024	940	876
10 years	1,575	1,654	1,911

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2032 Fund (USD $)	Fidelity Income Replacement 2032 Fund - Class A	Fidelity Income Replacement 2032 Fund - Class T	Fidelity Income Replacement 2032 Fund - Class C
1 year	658	459	164
3 years	834	691	508
5 years	1,024	940	876
10 years	1,575	1,654	1,911

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund’s horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund’s time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	45.3%
International Equity Fund	8.4%

Bond Funds
Investment-Grade Bond Funds	28.3%
High Yield Bond Funds	5.3%

Short-Term Funds
Short-Term Funds	12.7%

The payment strategy is designed to be implemented through a shareholder’s voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund’s time horizon. The fund’s investment objective is intended to support the Smart Payment Program’s payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder’s retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers’ asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program’s payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.84%	June 30, 2009
Lowest Quarter Return	-14.83%	December 31, 2008
Year-to-Date Return	3.71%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2032 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2032 Fund - Class A	5.79%	0.04%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2032 Fund - Class T	8.05%	0.50%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2032 Fund - Class C	10.42%	1.07%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2032 Fund - Class A	5.20%	(0.82%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2032 Fund - Class A	3.89%	(0.41%)	[1]	Aug. 30, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2034 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2034 FundSM/Fidelity Advisor Income Replacement 2034 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2034 Fund	Fidelity Income Replacement 2034 Fund - Class A		Fidelity Income Replacement 2034 Fund - Class T		Fidelity Income Replacement 2034 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2034 Fund		Fidelity Income Replacement 2034 Fund - Class A	Fidelity Income Replacement 2034 Fund - Class T	Fidelity Income Replacement 2034 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.62%	0.62%	0.62%
Total annual operating expenses	[1]	0.87%	1.12%	1.62%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2034 Fund (USD $)	Fidelity Income Replacement 2034 Fund - Class A	Fidelity Income Replacement 2034 Fund - Class T	Fidelity Income Replacement 2034 Fund - Class C
1 year	659	460	265
3 years	837	694	511
5 years	1,029	945	881
10 years	1,586	1,665	1,922

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2034 Fund (USD $)	Fidelity Income Replacement 2034 Fund - Class A	Fidelity Income Replacement 2034 Fund - Class T	Fidelity Income Replacement 2034 Fund - Class C
1 year	659	460	165
3 years	837	694	511
5 years	1,029	945	881
10 years	1,586	1,665	1,922

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	46.3%
International Equity Fund	9.4%

Bond Funds
Investment-Grade Bond Funds	27.8%
High Yield Bond Funds	5.5%

Short-Term Funds
Short-Term Funds	11.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.21%	June 30, 2009
Lowest Quarter Return	-15.21%	December 31, 2008
Year-to-Date Return	3.75%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2034 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2034 Fund - Class A	5.98%	(0.12%)	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2034 Fund - Class T	8.25%	0.33%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2034 Fund - Class C	10.58%	0.90%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2034 Fund - Class A	5.38%	(0.87%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2034 Fund - Class A	4.01%	(0.48%)	[1]	Aug. 30, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2036 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2036 FundSM/Fidelity Advisor Income Replacement 2036 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2036 Fund	Fidelity Income Replacement 2036 Fund - Class A		Fidelity Income Replacement 2036 Fund - Class T		Fidelity Income Replacement 2036 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2036 Fund		Fidelity Income Replacement 2036 Fund - Class A	Fidelity Income Replacement 2036 Fund - Class T	Fidelity Income Replacement 2036 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.63%	0.63%	0.63%
Total annual operating expenses	[1]	0.88%	1.13%	1.63%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2036 Fund (USD $)	Fidelity Income Replacement 2036 Fund - Class A	Fidelity Income Replacement 2036 Fund - Class T	Fidelity Income Replacement 2036 Fund - Class C
1 year	660	461	266
3 years	840	697	514
5 years	1,035	950	887
10 years	1,597	1,677	1,933

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2036 Fund (USD $)	Fidelity Income Replacement 2036 Fund - Class A	Fidelity Income Replacement 2036 Fund - Class T	Fidelity Income Replacement 2036 Fund - Class C
1 year	660	461	166
3 years	840	697	514
5 years	1,035	950	887
10 years	1,597	1,677	1,933

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	47.0%
International Equity Fund	10.3%

Bond Funds
Investment-Grade Bond Funds	27.1%
High Yield Bond Funds	5.8%

Short-Term Funds
Short-Term Funds	9.8%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.64%	June 30, 2009
Lowest Quarter Return	-15.69%	December 31, 2008
Year-to-Date Return	3.81%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2036 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2036 Fund - Class A	6.17%	(0.21%)	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2036 Fund - Class T	8.42%	0.25%	[1]	Aug. 30, 2007
Return Before Taxes Fidelity Income Replacement 2036 Fund - Class C	10.80%	0.81%	[1]	Aug. 30, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2036 Fund - Class A	5.61%	(1.06%)	[1]	Aug. 30, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2036 Fund - Class A	4.15%	(0.63%)	[1]	Aug. 30, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.16%)	[1]	Aug. 30, 2007
[1]	From August 30, 2007.

Fidelity Income Replacement 2038 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2038 FundSM/Fidelity Advisor Income Replacement 2038 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2038 Fund	Fidelity Income Replacement 2038 Fund - Class A		Fidelity Income Replacement 2038 Fund - Class T		Fidelity Income Replacement 2038 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2038 Fund		Fidelity Income Replacement 2038 Fund - Class A	Fidelity Income Replacement 2038 Fund - Class T	Fidelity Income Replacement 2038 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.64%	0.64%	0.64%
Total annual operating expenses	[1]	0.89%	1.14%	1.64%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2038 Fund (USD $)	Fidelity Income Replacement 2038 Fund - Class A	Fidelity Income Replacement 2038 Fund - Class T	Fidelity Income Replacement 2038 Fund - Class C
1 year	661	462	267
3 years	843	700	517
5 years	1,040	956	892
10 years	1,608	1,688	1,944

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2038 Fund (USD $)	Fidelity Income Replacement 2038 Fund - Class A	Fidelity Income Replacement 2038 Fund - Class T	Fidelity Income Replacement 2038 Fund - Class C
1 year	661	462	167
3 years	843	700	517
5 years	1,040	956	892
10 years	1,608	1,688	1,944

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	48.3%
International Equity Fund	11.3%

Bond Funds
Investment-Grade Bond Funds	26.6%
High Yield Bond Funds	6.1%

Short-Term Funds
Short-Term Funds	7.7%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.12%	June 30, 2009
Lowest Quarter Return	-16.23%	December 31, 2008
Year-to-Date Return	3.87%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2038 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2038 Fund - Class A	6.43%	(1.52%)	[1]	Dec. 31, 2007
Return Before Taxes Fidelity Income Replacement 2038 Fund - Class T	8.73%	(0.99%)	[1]	Dec. 31, 2007
Return Before Taxes Fidelity Income Replacement 2038 Fund - Class C	11.10%	(0.30%)	[1]	Dec. 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2038 Fund - Class A	5.82%	(2.21%)	[1]	Dec. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2038 Fund - Class A	4.32%	(1.65%)	[1]	Dec. 31, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec. 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2040 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2040 FundSM/Fidelity Advisor Income Replacement 2040 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2040 Fund	Fidelity Income Replacement 2040 Fund - Class A		Fidelity Income Replacement 2040 Fund - Class T		Fidelity Income Replacement 2040 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2040 Fund		Fidelity Income Replacement 2040 Fund - Class A	Fidelity Income Replacement 2040 Fund - Class T	Fidelity Income Replacement 2040 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.65%	0.65%	0.65%
Total annual operating expenses	[1]	0.90%	1.15%	1.65%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2040 Fund (USD $)	Fidelity Income Replacement 2040 Fund - Class A	Fidelity Income Replacement 2040 Fund - Class T	Fidelity Income Replacement 2040 Fund - Class C
1 year	662	463	268
3 years	845	703	520
5 years	1,045	961	897
10 years	1,619	1,699	1,955

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2040 Fund (USD $)	Fidelity Income Replacement 2040 Fund - Class A	Fidelity Income Replacement 2040 Fund - Class T	Fidelity Income Replacement 2040 Fund - Class C
1 year	662	463	168
3 years	845	703	520
5 years	1,045	961	897
10 years	1,619	1,699	1,955

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	49.6%
International Equity Fund	12.4%

Bond Funds
Investment-Grade Bond Funds	26.5%
High Yield Bond Funds	6.5%

Short-Term Funds
Short-Term Funds	5.0%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.39%	June 30, 2009
Lowest Quarter Return	-16.50%	December 31, 2008
Year-to-Date Return	3.99%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2040 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2040 Fund - Class A	6.87%	(1.39%)	[1]	Dec. 31, 2007
Return Before Taxes Fidelity Income Replacement 2040 Fund - Class T	9.14%	(0.86%)	[1]	Dec. 31, 2007
Return Before Taxes Fidelity Income Replacement 2040 Fund - Class C	11.54%	(0.18%)	[1]	Dec. 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2040 Fund - Class A	6.26%	(2.06%)	[1]	Dec. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2040 Fund - Class A	4.62%	(1.53%)	[1]	Dec. 31, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec. 31, 2007
[1]	From December 31, 2007.

Fidelity Income Replacement 2042 Fund
Fund Summary Fund/Class: Fidelity Income Replacement 2042 FundSM/Fidelity Advisor Income Replacement 2042 FundSM A, T, C
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Income Replacement 2042 Fund	Fidelity Income Replacement 2042 Fund - Class A		Fidelity Income Replacement 2042 Fund - Class T		Fidelity Income Replacement 2042 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Income Replacement 2042 Fund		Fidelity Income Replacement 2042 Fund - Class A	Fidelity Income Replacement 2042 Fund - Class T	Fidelity Income Replacement 2042 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses		none	none	none
Acquired fund fees and expenses		0.66%	0.66%	0.66%
Total annual operating expenses	[1]	0.91%	1.16%	1.66%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Income Replacement 2042 Fund (USD $)	Fidelity Income Replacement 2042 Fund - Class A	Fidelity Income Replacement 2042 Fund - Class T	Fidelity Income Replacement 2042 Fund - Class C
1 year	663	464	269
3 years	848	706	523
5 years	1,050	966	902
10 years	1,630	1,710	1,965

Hold Shares
Expense Example, No Redemption A T C Fidelity Income Replacement 2042 Fund (USD $)	Fidelity Income Replacement 2042 Fund - Class A	Fidelity Income Replacement 2042 Fund - Class T	Fidelity Income Replacement 2042 Fund - Class C
1 year	663	464	169
3 years	848	706	523
5 years	1,050	966	902
10 years	1,630	1,710	1,965

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2011, of approximately:
Investment %
Equity Funds
Domestic Equity Funds	50.7%
International Equity Fund	12.8%

Bond Funds
Investment-Grade Bond Funds	26.3%
High Yield Bond Funds	6.7%

Short-Term Funds
Short-Term Funds	3.5%

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks
  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.61%	June 30, 2009
Lowest Quarter Return	-16.64%	December 31, 2008
Year-to-Date Return	4.03%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Income Replacement 2042 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Income Replacement 2042 Fund - Class A	6.93%	(1.36%)	[1]	Dec. 31, 2007
Return Before Taxes Fidelity Income Replacement 2042 Fund - Class T	9.22%	(0.83%)	[1]	Dec. 31, 2007
Return Before Taxes Fidelity Income Replacement 2042 Fund - Class C	11.63%	(0.14%)	[1]	Dec. 31, 2007
Return After Taxes on Distributions Fidelity Income Replacement 2042 Fund - Class A	6.33%	(2.03%)	[1]	Dec. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Income Replacement 2042 Fund - Class A	4.66%	(1.50%)	[1]	Dec. 31, 2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	(2.86%)	[1]	Dec. 31, 2007
[1]	From December 31, 2007.